COMMITMENTS AND CONTINGENT LIABILITIES (Assets Pledged) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Commitments and Contingencies [Line Items]
Vessels, rigs and equipment, net	$ 3,417,008	$ 3,552,298
Total assets	3,951,916	4,107,769
Asset Pledged as Collateral without Right
Commitments and Contingencies [Line Items]
Vessels, rigs and equipment, net	3,227,000	3,462,000
Investments in sales-type leases	0	35,000
Total assets	$ 3,227,000	$ 3,497,000